Basis of Presentation and Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies

Note 2. Basis of Presentation and Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently applied during the preparation of the accompanying unaudited condensed consolidated financial statements.

Basis of Presentation and Principles of Consolidation

The Company’s unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and include the accounts of the Company’s consolidated subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. The accompanying unaudited condensed consolidated financial statements have also been prepared in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and disclosures required by U.S. GAAP for complete financial statements.

In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all normal and recurring adjustments (which consist primarily of accruals, estimates and assumptions that impact the condensed consolidated financial statements) considered necessary to present fairly the Company’s condensed consolidated balance sheets as of September 30, 2025 and December 31, 2024, its condensed consolidated statements of operations and changes in stockholders’ equity (deficit) for the three and nine months ended September 30, 2025 and 2024, and its condensed consolidated statements of cash flows for the nine months ended September 30, 2025 and 2024. The condensed consolidated financial statements, presented herein, do not contain all of the disclosures required under accounting principles generally accepted in the United States of America (“GAAP”) for annual audited financial statements. The accompanying condensed consolidated financial statements should be read in conjunction with the audited financial statements and related disclosures of Unite as of December 31, 2024 and for the year then ended, which were filed with the Securities and Exchange Commission (“SEC”) on March 28, 2025 as part of the Company’s Annual Report on Form 10-K (the “Annual Report”) and the annual audited financial statements and related disclosures of Private Palomino as of December 31, 2024 and for the year then ended, which were included as Exhibit 99.1 within the Form 8-K filed by the Company on October 6, 2025 with the SEC. The December 31, 2024 balance sheet presented in these interim condensed consolidated financial statements has been derived from the 2024 annual audited financial statements of Private Palomino but does not include all disclosures including notes required by U.S. GAAP.

The results of operations for the three and nine months ended September 30, 2025 are not necessarily indicative of the operating results for the full year ending December 31, 2025 or any other period. These condensed consolidated financial statements are presented in United States Dollar (“USD”).

Emerging Growth Company

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934 (the “Exchange Act”) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when an accounting standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised.

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the condensed consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Estimates and assumptions are periodically reviewed, and the effects of the revisions are reflected in the accompanying financial statements in the period they are determined to be necessary. Significant estimates and assumptions made in the accompanying condensed consolidated financial statements include, but are not limited to, realization of deferred tax assets, fair value of share-based awards, and the fair value of simple agreement for future equity notes (each a “SAFE note”).

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (the exit price) in an orderly transaction between market participants at the measurement date. The fair value standard outlines a valuation framework and creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements and the related disclosures. The Company uses the hierarchy prescribed in the accounting guidance for fair value measurements, based upon the available inputs to the valuation and the degree to which they are observable or not observable in the market. The three levels in the hierarchy are as follows:

●	Level 1 - Quoted prices (unadjusted) for identical assets or liabilities in active markets that are accessible as of the measurement date;

●	Level 2 - Inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly for substantially the full term of the asset or liability; and

●	Level 3 - Unobservable inputs reflecting the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.

The carrying amounts of certain financial assets and liabilities, including prepaid and other current assets, accounts payable, accrued expenses and other liabilities, related party note payables and shareholder note approximate fair value because of the short maturity and liquidity of those instruments. The classification of assets and liabilities within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement in its entirety.

Concentration of credit risk

Financial instruments that potentially subject the Company to credit risk consist primarily of cash and cash equivalents, which at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company holds cash at financial institutions that the Company believes are good credit, quality financial institutions and limits the amount of credit exposure with any one bank and conducts ongoing evaluations of the creditworthiness of the banks with which it does business.

Significant Risks and Uncertainties Including Business Risks

The Company is a newly incorporated company and has yet to construct its facility and commence production. As a result, the Company has a limited operating history upon which to evaluate the business and future prospects, which subjects it to a number of risks and uncertainties, including the ability to plan for and predict future growth. Since the Company’s founding, the Company has made progress towards setting up business operations.

The Company expects that it will need to raise additional capital to support its development and commercialization activities. Significant risks and uncertainties to the Company’s operations include failing to secure additional funding and the threat of other companies developing and bringing to market similar technology at an earlier time than the Company.

Deferred Transaction Costs

The Company records deferred transaction costs, which consist of legal, accounting, and other fees related to the preparation of the merger transaction. The deferred transaction costs are offset against proceeds from the transaction upon the effectiveness of merger transaction. As of September 30, 2025 and December 31, 2024, there were no deferred transaction costs, as the Merger was consummated on September 29, 2025. All transaction costs are offsetting the proceeds from the Merger transaction. Transaction costs that are not eligible to be capitalized are expensed as incurred and included within general and administrative expense in the condensed consolidated statements of operations.

Simple agreement for future equity (“SAFE”) notes

SAFE notes represent instruments that provide a form of financing to the Company and possess characteristics of both a debt and equity instrument. The Company accounts for the SAFE note in accordance with the guidance in ASC 480, Distinguishing Liabilities from Equity. The Company first assessed whether the instrument meets the definition of a liability under ASC 480. The SAFE note includes terms that would affect the conversion of the note into shares based on the next round of financing. The SAFE instruments issued have the potential for cash settlement upon the occurrence of certain liquidity events. Accordingly, the SAFE note was determined to be a liability and recorded at fair value.

This liability is subject to re-measurement at each balance sheet date until a triggering event, equity financing, change in control or dissolution occurs, and any change in fair value is recognized in the Company’s statements of operations.

The fair value estimate includes significant inputs not observable in market, which represents a Level 3 measurement within the fair value hierarchy. The valuation uses probabilities considering pay-offs under various scenarios as follows: (i) an equity financing where the SAFE notes will convert into preferred stock; (ii) a liquidity event where the SAFE notes will convert into the greater of the cash-out amount or amount payable on the number of shares of common stock equal to the purchase amount divided by the liquidity price and (iii) a dissolution event where the SAFE notes holders will receive a portion of the cash payout.

There were no issuance costs incurred related to the SAFE note issuances during the three or nine months ended September 30, 2025 and 2024. The SAFE notes were converted into common stock and warrants upon the consummation of the Merger on September 29, 2025 (Note 3).

Share-based compensation

The Company measures equity classified share-based awards granted to employees, non-employees and directors based on the estimated fair value on the date of grant and recognizes compensation expense of those awards over the requisite service period, which is the vesting period of the respective award. The Company accounts for forfeitures as they occur. For share-based awards with service-based vesting conditions, the Company recognizes compensation expense on a straight-line basis over the service period. For share-based awards with performance conditions, the Company recognizes compensation when the performance condition is met. For share-based awards with accelerated provisions upon change in control, the Company recognizes the compensation expense when a change in control event occurs. The Company classifies share-based compensation expense in its statements of operations in the same manner in which the award recipient’s payroll costs are classified or in which the award recipient’s service payments are classified. Shared-based compensation is classified within general and administrative expense in the condensed consolidated statement of operations. Fair value is determined using a combination of the probability weighted expected return method and option pricing model. The Company’s share-based awards comprise of restricted stock awards (RSA), fair value of which is measured based on the grant-date fair value of the restricted stock awards.

Estimating the fair value of share-based awards requires the input of subjective assumptions, including the estimated fair value of the Company’s common stock. The assumptions used in estimating the fair value of share-based awards represent management’s estimate and involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and management uses different assumptions, share-based compensation expense could be materially different for future awards.

General and Administrative Costs

General and administrative costs are expensed as incurred and consist primarily of administrative, stock-based compensation expenses, donation and membership fees, personnel-related expenses, legal and professional fees.

Income taxes

On July 4, 2025, The One Big Beautiful Bill Act (“OBBBA”) was enacted in the U.S. The OBBBA includes significant tax provisions, such as permanent extension of certain expiring provisions of the Tax Cuts and Jobs Act and the restoration of favorable tax treatment for certain business provisions. The legislation has multiple effective dates, with certain provisions effective in 2025 and others implemented through 2027. The Company is still assessing the impact the new legislation will have on the Company’s condensed consolidated financial statements.

Net loss per share

The Company adopted ASC 260, “Earnings per Share”, at its inception. Basic net loss per share of common stock is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during each period. Diluted net loss per share of common stock includes the effect, if any, from the potential exercise or conversion of securities, which would result in the issuance of incremental shares of common stock. For diluted net loss per share, the weighted-average number of shares of common stock is the same for basic net loss per share due to the fact that when a net loss exists, potentially dilutive securities are not included in the calculation when the impact is anti-dilutive. The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive:

	For the Nine Months Ended September 30,
	2025	2024

Unvested restricted stock	358,334	2,718,750
Warrants	7,493,461	-
Total	7,851,795	2,718,750

Segment information

In accordance with ASC 280, Segment Reporting (“ASC 280”), the Company identifies its operating segments according to how the Company’s business activities are managed and evaluated. ASC 280 establishes standards for companies to report financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker (“CODM”), or group, in deciding how to allocate resources and assess performance.

The CODM has been identified as the Chief Executive Officer, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one operating and reportable segment.

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2025	2024	2025	2024
Legal fees	$10,498	$-	$14,978	$-
Accounting and other professional fees	122,547	-	243,865	-
Stock compensation expense	1,256,750	-	1,423,417	-
Payroll and benefits	68,319	-	128,770	-
University contribution expense	145,833	-	145,833	-
Other	975	1,234	3,332	2,118
	$1,604,922	$1,234	$1,960,195	$2,118

The key measures of segment profit or loss reviewed by our CODM are operating expenses. Operating costs are reviewed and monitored by the CODM to manage and forecast cash. The CODM also reviews operating costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget.

Recently Issued Accounting Pronouncements

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): “Improvements to Income Tax Disclosures”. ASU 2023-09 is intended to improve income tax disclosure requirements by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) the disaggregation of income taxes paid by jurisdiction. The guidance makes several other changes to the income tax disclosure requirements as well. The guidance in ASU 2023-09 will be effective for annual reporting periods in fiscal years beginning after December 15, 2024. The adoption of this standard did not have material impact on the Company’s condensed consolidated financial statements and disclosures.

In November 2024, the FASB issued ASU No. 2024-03, Disaggregation of Income Statement Expenses. ASU 2024-03 requires additional disclosure of specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027, with early adoption permitted. The requirements will be applied prospectively with the option for retrospective application. The Company is currently evaluating the impact that the adoption of ASU 2024-03 will have on its condensed consolidated financial statements and disclosures.

ASU 2024-04 Debt - Debt with Conversion and Other Options - Induced Conversions of Convertible Debt Instruments. In November 2024, the FASB issued this ASU which clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as induced conversions or extinguishments. The amendments in this update are effective for all entities for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted for all entities that have adopted the amendments in Update 2020-06. The Company is currently evaluating the impact that the adoption of ASU 2024-03 will have on its condensed consolidated financial statements and disclosures.

In May 2025, the FASB issued Accounting Standards Update No. 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity (“ASU 2025-03”). ASU 2025-03 changes how companies determine the accounting acquirer in certain business combinations involving variable interest entities. The new guidance requires considering the factors used for other acquisition transactions to assess which party is the accounting acquirer. ASU 2025-03 is effective for the Company’s annual reporting periods beginning on January 1, 2027. Early adoption is permitted. The Company early adopted this standard and utilized this new standard when analyzing the Merger transaction.

In May 2025, the FASB issued Accounting Standards Update No. 2025-04, Compensation – Stock Compensation (Topic 718) and Revenue from Contracts With Customers (Topic 606): Clarifications to Share-Based Consideration Payable to a Customer (“ASU 2025-04”). ASU 2025-04 revises the definition of a performance condition, eliminates the forfeiture policy election for service conditions, and clarifies that the variable consideration constraint in Topic 606 does not apply to share-based consideration payable to customers. The new guidance requires entities to consistently account for share-based awards granted to customers by clarifying the treatment of vesting conditions and ensuring alignment with Topic 606 and Topic 718. ASU 2025-04 is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact that the adoption of ASU 2024-03 will have on its condensed consolidated financial statements and disclosures.

The Company continually assesses any new accounting pronouncements to determine their applicability to the Company. Where it is determined that a new accounting pronouncement affects the Company’s financial reporting, the Company undertakes a study to determine the consequence of the change to its financial statements and assures that there are proper controls in place to ascertain that the Company’s financials properly reflect the change. Management does not believe that any recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying condensed consolidated financial statements.

Note 2. Basis of Presentation and Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently applied during the preparation of the accompanying financial statements.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Any references in these notes to applicable guidance is meant to refer to GAAP as found in Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) promulgated by the Financial Accounting Standards Board (“FASB”). These financial statements are presented in United States Dollars (“USD”).

Emerging Growth Company

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934 (the “Exchange Act”) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when an accounting standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Estimates and assumptions are periodically reviewed, and the effects of the revisions are reflected in the accompanying financial statements in the period they are determined to be necessary. Significant estimates and assumptions made in the accompanying financial statements include, but are not limited to, realization of deferred tax assets, fair value of share-based awards and the fair value of simple agreement for future equity notes (each a “SAFE note”).

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (the exit price) in an orderly transaction between market participants at the measurement date. The fair value standard outlines a valuation framework and creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements and the related disclosures. The Company uses the hierarchy prescribed in the accounting guidance for fair value measurements, based upon the available inputs to the valuation and the degree to which they are observable or not observable in the market. The three levels in the hierarchy are as follows:

●	Level 1 - Quoted prices (unadjusted) for identical assets or liabilities in active markets that are accessible as of the measurement date;

●	Level 2 - Inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly for substantially the full term of the asset or liability; and

●	Level 3 - Unobservable inputs reflecting the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.

The carrying amounts of certain financial assets and liabilities, including prepaid and other current assets, accounts payable and accrued liabilities, and shareholder note approximate fair value because of the short maturity and liquidity of those instruments. The classification of assets and liabilities within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement in its entirety.

Concentration of credit risk

Financial instruments that potentially subject the Company to credit risk consist primarily of cash and cash equivalents, which at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company holds cash at financial institutions that the Company believes are good credit, quality financial institutions and limits the amount of credit exposure with any one bank and conducts ongoing evaluations of the creditworthiness of the banks with which it does business.

Significant Risks and Uncertainties Including Business

The Company is a newly incorporated company and has yet to commence full operations. As a result, the Company has a limited operating history upon which to evaluate the business and future prospects, which subjects it to a number of risks and uncertainties, including the ability to plan for and predict future growth. Since the Company’s founding, the Company has made progress towards setting up business operations.

The Company expects that it will need to raise additional capital to support its development and commercialization activities. Significant risks and uncertainties to the Company’s operations include failing to secure additional funding and the threat of other companies developing and bringing to market similar technology at an earlier time than the Company.

Cash and cash equivalents

Cash and cash equivalents includes all highly-liquid instruments with original maturities of three months or less. Cash equivalents consist primarily of amounts invested in certificates of deposits with bank.

Simple agreement for future equity (“SAFE”) notes

SAFE notes represent instruments that provide a form of financing to the Company and possess characteristics of both a debt and equity instrument. The Company accounts for the SAFE note in accordance with the guidance in ASC 480, Distinguishing Liabilities from Equity. The Company first assessed whether the instrument meets the definition of a liability under ASC 480. The SAFE note includes terms that would affect the conversion of the note into shares based on the next round of financing. The SAFE instruments issued have the potential for cash settlement upon the occurrence of certain liquidity events. Accordingly, The SAFE note was determined to be a liability and recorded at fair value.

This liability is subject to re-measurement at each balance sheet date until a triggering event, equity financing, change in control or dissolution occurs, and any change in fair value is recognized in the Company’s statements of operations.

The fair value estimate includes significant inputs not observable in market, which represents a Level 3 measurement within the fair value hierarchy. The valuation uses probabilities considering pay-offs under various scenarios as follows: (i) an equity financing where the SAFE notes will convert into preferred stock; (ii) a liquidity event where the SAFE notes will convert into the greater of the cash-out amount or amount payable on the number of shares of common stock equal to the purchase amount divided by the liquidity price and (iii) a dissolution event where the SAFE notes holders will receive a portion of the cash payout.

There were no issuance cost incurred related to the SAFE note issuances during the period February 09, 2023 (inception) to December 31, 2023, and December 31, 2024.

Share-based compensation

The Company measures equity classified share-based awards granted to employees, non-employees and directors based on the estimated fair value on the date of grant and recognizes compensation expense of those awards over the requisite service period, which is the vesting period of the respective award. The Company accounts for forfeitures as they occur. For share-based awards with service-based vesting conditions, the Company recognizes compensation expense on a straight-line basis over the service period. The Company classifies share-based compensation expense in its statements of operations in the same manner in which the award recipient’s payroll costs are classified or in which the award recipient’s service payments are classified. Fair value is determined using a combination of the probability weighted expected return method and option pricing model. The Company’s share-based awards comprise of restricted stock awards (RSA), fair value of which is measured based on the grant-date fair value of the restricted stock awards, which was deemed insignificant at the inception of the Company.

General and Administrative Costs

General and Administrative costs are expensed as incurred and consist primarily of administrative and personnel-related expenses and professional fees.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, Income Taxes (“ASC 740”), from its inception. Under ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carryforwards, and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all the deferred tax assets will not be realized.

The Company recognizes the tax benefits of uncertain tax positions only when the positions are “more likely than not” to be sustained assuming examination by tax authorities and determined to be attributed to the Company. The determination of attribution, if any, applies for each jurisdiction where the Company is subject to income taxes on the basis of laws and regulations of the jurisdiction. The application of laws and regulations is subject to legal and factual interpretation, judgement, and uncertainty. Tax laws and regulations themselves are subject to change as a result of changes in fiscal policy, changes in legislation, the evolution of regulations, and court rulings. Therefore, the actual liability of the various jurisdictions may be materially different from management’s estimate. As of December 31, 2024 and 2023, the Company does not have any unrecognized tax benefits.

Net loss per share

The Company adopted ASC 260, “Earnings per Share”, at its inception. Basic net loss per share of common stock is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during each period. Diluted net loss per share of common stock includes the effect, if any, from the potential exercise or conversion of securities, which would result in the issuance of incremental shares of common stock. For diluted net loss per share, the weighted-average number of shares of common stock is the same for basic net loss per share due to the fact that when a net loss exists, potentially dilutive securities are not included in the calculation when the impact is anti-dilutive. The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive:

	December 31,
	2024	2023

Unvested Restricted stock awards	3,250,000	4,750,000
Total	3,250,000	4,750,000

Segment information

In accordance with ASC 280, Segment Reporting (“ASC 280”), the Company identifies its operating segments according to how the Company’s business activities are managed and evaluated. ASC 280 establishes standards for companies to report financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker (“CODM”), or group, in deciding how to allocate resources and assess performance.

The CODM has been identified as the Chief Executive Officer, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one operating and reportable segment.

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	Year Ended December 31,	For the period February 9, 2023 (Inception) to December 31,
	2024	2023
Legal fees	$2,619	$8,002
Accounting and other professional fees	2,410	7,285
Other	1,094	435
	$6,123	$15,722

The key measures of segment profit or loss reviewed by our CODM are operating expenses. Operating costs are reviewed and monitored by the CODM to manage and forecast cash. The CODM also reviews operating costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget.

Accounting Standards Adopted at the Beginning of Fiscal Year 2024

In November 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which required a public entity to disclose significant segment expenses and other segment items on an annual and interim basis and provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Additionally, it required a public entity to disclose the title and position of the Chief Operating Decision Maker (“CODM”). The ASU did not change how a public entity identifies its operating segments, aggregates them, or applies the quantitative thresholds to determine its reportable segments. The ASU was effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. As such, the Company adopted this ASU and has disclosed the required information in Note 2, Segment information.

Accounting Standards Adopted at the Beginning of Fiscal Year 2023

On January 1, 2023, the Company adopted ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The adoption of this ASU did not impact the financial statements presented herein.

On January 1, 2023, the Company adopted ASU 2022-04, Liabilities — Supplier Finance Programs (Subtopic 405-50): Disclosure of Supplier Finance Program Obligations. The adoption of this ASU did not impact the financial statements presented herein.

Recently Issued Accounting Pronouncements

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): “Improvements to Income Tax Disclosures”. ASU 2023-09 is intended to improve income tax disclosure requirements by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) the disaggregation of income taxes paid by jurisdiction. The guidance makes several other changes to the income tax disclosure requirements as well. The guidance in ASU 2023-09 will be effective for annual reporting periods in fiscal years beginning after December 15, 2024. The Company is currently evaluating the impact that the adoption of ASU 2023-09 will have on its financial statements and disclosures.

In November 2024, the FASB issued ASU No. 2024-03, Disaggregation of Income Statement Expenses. ASU 2024-03 requires additional disclosure of specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027, with early adoption permitted. The requirements will be applied prospectively with the option for retrospective application. The Company is currently evaluating the impact that the adoption of ASU 2024-03 will have on its financial statements and disclosures.

The Company continually assesses any new accounting pronouncements to determine their applicability to the Company. Where it is determined that a new accounting pronouncement affects the Company’s financial reporting, the Company undertakes a study to determine the consequence of the change to its financial statements and assures that there are proper controls in place to ascertain that the Company’s financials properly reflect the change. Management does not believe that any recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.